DESCRIPTION OF THE PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) loan yr h
EBP, Description of Plan [Line Items]
Requisite age for participation | yr	21
Requisite service period for participation	90 days
Requisite service period for safe harbor nonelective contributions	1 year
Requisite age for safe harbor nonelective contributions | yr	21
Full-time employee, hours threshold | h	1,000
Eligibility service period	12 months
Eligibility service period, hours threshold | h	1,000
Minimum annual compensation to total compensation, percentage	1.00%
Maximum annual compensation to total compensation, percentage	75.00%
Automatic deferral rate	3.00%
Automatic deferral refund period	90 days
Note receivable from participant, account, minimum borrowing, amount | $	$ 1,000
Note receivable from participant, account, maximum borrowing, amount | $	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, account, primary residence, maximum borrowing term	10 years
Maximum number of loans outstanding per participant | loan	2
Participant loan, basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan interest rate	9.50%